SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
SEGMENTED INFORMATION
SEGMENTED INFORMATION	12. SEGMENTED INFORMATION Exploration and development of mineral projects is considered the Company’s single business segment. All of the Company’s E&E assets are located in the USA.